LEASES (Details Narrative)	Dec. 31, 2023	Mar. 31, 2023
Minimum [Member]
Remaining lease term	1 year	1 year
Lease, discount rate	10.00%	10.00%
Maximum [Member]
Remaining lease term	10 years	10 years
Lease, discount rate	12.00%	12.00%